United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-05617
Date of Notification: May 24, 2007

2. Exact name of investment company as specified in registration statement.

TAIWAN GREATER CHINA FUND

3. Address of principal executive office:

205 DunHua North Road, #1001
Taipei 105, Taiwan
Republic of China

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [  ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Steven R. Champion________

Steven R. Champion______________
(Name)

President and Chief Executive Officer
(Title)

205 DunHua North Road, #1001
Taipei 105, Taiwan
Republic of China

May 24, 2007

Dear Shareholder:

As you may know, in an effort to enhance shareholder value and increase liquidity, the Taiwan Greater China Fund (the "Fund") obtained shareholder approval to adopt an interval fund structure which requires semi-annual repurchase offers of a percentage of the Fund's outstanding shares.

In accordance with its interval status, the Fund is hereby commencing its repurchase offer for this semi-annual period. In this repurchase offer the Fund is offering to repurchase up to 5% of the Fund's outstanding shares. The offer to repurchase is for cash at a price equal to the Fund's net asset value per share as determined at the close of regular trading on the Taiwan Stock Exchange on June 29, 2007 or, if the Taiwan Stock Exchange is not open on June 29, 2007, at the opening of the New York Stock Exchange on June 29, 2007, the Repurchase Pricing Date, upon the terms and conditions set forth in the Offer to Repurchase and the related Repurchase Request Form (which together constitute the "Repurchase Offer"). If you are not interested in selling any of your shares at this time, you do not need to do anything. The Fund will contact you again in approximately six months to notify you of the next repurchase offer.

The deadline for participating in the Repurchase Offer is June 15, 2007, the Repurchase Request Deadline. The Fund’s net asset value per share may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date. The Fund has established a record date of May 14, 2007 for identifying shareholders eligible to receive Repurchase Offer materials. Shareholders who choose to participate in the Repurchase Offer can expect to receive payment for the shares repurchased on or before July 6, 2007. The Fund will charge a repurchase fee on shares that are repurchased to off-set expenses directly related to the Repurchase Offer. The repurchase fee will equal 2% of the value of the shares that are repurchased.

As of May 14, 2007, the Fund's net asset value per share was $7.05 and 16,037,406 shares were issued and outstanding. The Fund normally calculates its net asset value per share each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. During the Repurchase Offer, the net asset value per share will continue to be calculated each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. You can obtain the daily net asset value per share and the daily New York Stock Exchange closing price of the shares by calling the Fund’s toll free number at (800) 343-9567.

Neither the Fund nor the Fund's Board of Trustees is making any recommendation to you as to whether you should participate in the Repurchase Offer. The Fund has been advised that no Trustee or officer of the Fund will participate in the Repurchase Offer. The Fund and the Board of Trustees urge you to read and evaluate the Repurchase Offer and related materials carefully and make your own decision. Please call the Fund’s toll free number at (800) 343-9567 if you have any questions or to request additional copies of this Repurchase Offer and related materials.

Very truly yours,

TAIWAN GREATER CHINA FUND

/s/ David Laux______
David Laux
Chairman

OFFER TO REPURCHASE

* * * * * * *

OFFER BY
TAIWAN GREATER CHINA FUND
TO REPURCHASE UP TO 5%
OF ITS ISSUED AND OUTSTANDING
SHARES OF COMMON STOCK

THIS REPURCHASE OFFER WILL EXPIRE ON JUNE 15, 2007 AT 5:00 P.M., NEW YORK CITY TIME (THE "REPURCHASE REQUEST DEADLINE").

____________________________________________________________

THIS OFFER TO REPURCHASE AND THE ACCOMPANYING REPURCHASE REQUEST FORM (WHICH TOGETHER CONSTITUTE THE "REPURCHASE OFFER") ARE NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT ARE SUBJECT TO OTHER CONDITIONS AS OUTLINED HEREIN AND IN THE REPURCHASE REQUEST FORM.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE TAIWAN GREATER CHINA FUND TO ANY SHAREHOLDER AS TO WHETHER SUCH SHAREHOLDER SHOULD PARTICIPATE IN THE REPURCHASE OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE REPURCHASE OFFER OTHER THAN THOSE CONTAINED HEREIN AND IN THE REPURCHASE REQUEST FORM. IF GIVEN OR MADE, ANY SUCH RECOMMENDATION, INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TAIWAN GREATER CHINA FUND.

May 24, 2007

TABLE OF CONTENTS

PAGE

1. Number of Shares          1

2. Price; Repurchase Fee         1

3. Increase in Number of Shares Repurchased; Pro Rata Repurchase   1

4. Purpose of the Repurchase Offer        2

5. Effect of the Offer; Source and Amount of Funds     2

6. Procedure for Participating in the Repurchase Offer     3

7. Withdrawal Rights         5

8. Acceptance for Payment and Payment       5

9. Suspensions and Postponements of Repurchase Offer     6

10. Net Asset Value Per Share and Market Price       7

11. Information with Respect to the Fund       7

12. Certain Fees and Expenses        7

13. Miscellaneous          8

14. Certain Federal Income Tax Consequences      8

15. Depositary and Information Agent       10

To the Shareholders of the Taiwan Greater China Fund:

The Taiwan Greater China Fund's semi-annual offer to repurchase a portion of its outstanding shares will begin on May 24, 2007. If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any repurchase offer.

This repurchase offer expires at 5:00 p.m., New York City Time, June 15, 2007 (the "Repurchase Request Deadline").

1. Number of Shares. The Taiwan Greater China Fund (the "Fund") is offering to repurchase up to 5% of its issued and outstanding shares of common stock (the "Shares") as of June 15, 2007, which are presented for repurchase and not withdrawn prior to the Repurchase Request Deadline. The Fund has established a record date of May 14, 2007 for identifying shareholders eligible to receive Repurchase Offer materials.

The Repurchase Offer is being made to all shareholders of the Fund and is not conditioned upon any minimum number of Shares being presented for repurchase. NEITHER THE FUND NOR ITS BOARD OF TRUSTEES IS MAKING ANY RECOMMENDATION TO YOU AS TO WHETHER YOU SHOULD PARTICIPATE IN THE REPURCHASE OFFER. The Fund has been advised that no Trustee or Officer of the Fund will participate in the Repurchase Offer. The Fund and the Board urge you to read and evaluate the Repurchase Offer and related materials carefully and make your own decision. You may, of course, elect to keep your Shares at this time, in which case you may disregard this Repurchase Offer and the attached forms.

2. Price; Repurchase Fee. The repurchase price for each Share will be the net asset value per Share as determined at the close of regular trading on the Taiwan Stock Exchange on June 29, 2007 or, if the Taiwan Stock Exchange is not open on June 29, 2007, at the opening of the New York Stock Exchange on June 29, 2007 (the "Repurchase Pricing Date"). Each Share repurchased pursuant to the Repurchase Offer will be subject to a repurchase fee equal to 2% of the net asset value per Share, which will be deducted from the repurchase price (the "Repurchase Fee"). Repurchase proceeds will be paid on or before July 6, 2007, or within seven days after the Repurchase Pricing Date determined in accordance with Rule 23c-3(a)(4) under the Investment Company Act of 1940, as amended (the "Investment Company Act") (the "Repurchase Payment Deadline").

The Fund normally calculates the net asset value of its Shares each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. On May 14, 2007 the net asset value per Share was $7.05. During the Repurchase Offer, the net asset value per Share will continue to be calculated each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. You can obtain the daily net asset value per Share and the daily New York Stock Exchange closing price of the Shares by calling the Fund’s toll free number at (800) 343-9567.

3. Increase in Number of Shares Repurchased; Pro Rata Repurchases. If shareholders present more Shares for repurchase than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to two percent (2%) of the number of Shares outstanding as of the Repurchase Request Deadline. The Fund may increase the number of Shares to be repurchased or the Fund may decide not to do so. In either case, if the number of Shares submitted for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase Shares presented for repurchase on a pro rata basis. The Fund may, in its discretion, accept all Shares presented for repurchase by shareholders who own less than 100 Shares and present all their Shares for repurchase in this Repurchase Offer, before prorating the Shares presented for repurchase by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you present for repurchase even if you present for repurchase all of the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to redeem some or all of your investment. You may have to wait until a subsequent repurchase offer to present for repurchase the Shares that the Fund was unable to repurchase, and you will be subject to the risk of net asset value fluctuations during that time.

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As of May 14, 2007, 16,037,406 Shares were issued and outstanding. The Fund does not anticipate that the number of Shares outstanding as of the Repurchase Request Deadline will be materially different.

4. Purpose of the Repurchase Offer. As with many closed-end investment companies, the trading price of the Shares on the New York Stock Exchange has historically been at a discount to, i.e., lower than, the net asset value of the Shares. At the Annual Meeting of the Shareholders on June 21, 2005, shareholders approved a proposal converting the Fund to an interval structure, pursuant to which the Fund would make semi-annual offers to repurchase at least 5%, but not more than 25%, of its outstanding Shares. The Repurchase Offer will permit participating shareholders to redeem at least a portion of their Shares at net asset value less the Repurchase Fee, while preserving the Fund as an investment vehicle seeking long-term capital appreciation for the shareholders that do not participate in the Repurchase Offer.

5. Effect of the Offer; Source and Amount of Funds. The actual cost to the Fund of the Repurchase Offer cannot be determined at this time because the number of Shares to be repurchased will depend on the number presented for repurchase and the price will be based on the net asset value per Share on the Repurchase Pricing Date. If the net asset value per Share on the Repurchase Pricing Date is the same as the net asset value per Share on May 14, 2007 ($7.05 per Share), and if 5% of the outstanding Shares are repurchased pursuant to the Repurchase Offer, the cost to the Fund (excluding expenses and the Repurchase Fee) would be approximately $5,653,184.

The monies to be used by the Fund to repurchase Shares pursuant to the Repurchase Offer will be obtained from cash and liquid securities in the Fund's investment portfolio.

The Repurchase Offer may have certain adverse consequences for participating and non-participating shareholders:

FLUCTUATION IN NET ASSET VALUE BETWEEN THE REPURCHASE REQUEST DEADLINE AND THE REPURCHASE PRICING DATE: You must decide whether to participate in the Repurchase Offer by the Repurchase Request Deadline but the net asset value per Share at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The net asset value of the Shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the net asset value of the Shares on the Repurchase Pricing Date will be as high as the net asset value of the Shares on the Repurchase Request Deadline. Pursuant to applicable law, the Fund may use a Repurchase Pricing Date earlier than June 29, 2007, if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the net asset value of the Shares that are presented for repurchase in the Repurchase Offer or the Shares that are not so presented for repurchase.

POSSIBLE PRORATION: If greater than 5% of the Fund’s Shares are presented for repurchase pursuant to the Repurchase Offer, the Fund will be required to repurchase Shares tendered on a pro rata basis, subject to certain exceptions described in Section 3 above. Accordingly, you cannot be assured that all of the Shares that you present for repurchase will in fact be repurchased.

RECOGNITION OF CAPITAL GAINS: The Fund may be required to sell portfolio securities pursuant to the Repurchase Offer, in which event it might recognize capital gains. The Fund expects that it would distribute any such gains to shareholders (reduced by net capital losses realized during the fiscal year, if any) following the end of its fiscal year on December 31. This recognition and distribution of gains, if any, would have two negative consequences: first, shareholders at the time of declaration of the distributions would be required to pay taxes on a greater amount of capital gain distributions than otherwise would be the case; and second, to raise cash to make the distributions, the Fund might need to sell additional portfolio securities, thereby possibly realizing and recognizing additional capital gains. It is impossible to predict the amount of capital gains or losses that would be realized and recognized. In addition, some of the distributed gains may be realized on securities held for one year or less, which would generate income taxable to the shareholders at ordinary income rates.

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TAX CONSEQUENCES OF REPURCHASES TO SHAREHOLDERS: The Fund’s repurchase of Shares pursuant to the Repurchase Offer will have tax consequences for participating shareholders and may have tax consequences for non-participating shareholders. See Section 14, “Certain Federal Income Tax Consequences,” below.

HIGHER EXPENSE RATIO AND LESS INVESTMENT FLEXIBILITY: The reduced net assets of the Fund as a result of the Fund’s semi-annual Repurchase Offers will, over time, result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased.

6. Procedure For Participating in the Repurchase Offer.

You may submit some or all of your Shares for repurchase by delivering or mailing a Repurchase Request Form or facsimile thereof (together with certificates and other required documents) to the Depositary at the appropriate address set forth at the end of this Repurchase Offer or by following the procedures for book-entry delivery set forth below (and causing a confirmation of receipt of such delivery to be received by the Depositary). In lieu of the foregoing, you can comply with the guaranteed delivery procedures set forth below.

A. Presentation of Shares for Repurchase.

To submit Shares properly for repurchase, the certificates for Shares, together with a properly completed and duly executed Repurchase Request Form (or facsimile thereof) and any other documents required by the Repurchase Request Form, must be received prior to the Repurchase Request Deadline by the Depositary at the appropriate address set forth at the end of this Repurchase Offer, except as otherwise provided below in this Section. Repurchase Request Forms and certificates representing tendered Shares should NOT be sent or delivered directly to the Fund.

B. Shares Held by Nominees.

If your Shares are registered in the name of a broker, dealer, commercial bank, trust company or other nominee, you should contact such firm if you desire to participate in the Repurchase Offer. You may be charged fees by such firm for processing the documentation required to participate in the Repurchase Offer.

C. Shares Purchased through Dividend Reinvestment Plan.

The Fund’s transfer agent holds Shares in uncertificated form for certain shareholders pursuant to the Fund’s dividend reinvestment plan. You may submit all such uncertificated Shares for repurchase by completing the appropriate section in the Repurchase Request Form or the Notice of Guaranteed Delivery.

D.	Book-Entry Delivery Procedures.

The Depositary will establish accounts with respect to the Shares at the Depository Trust Company (“DTC”) for purposes of the Repurchase Offer within two business days after the date of this Offer to Repurchase. Any financial institution that is a participant in DTC’s system may make delivery of Shares submitted for repurchase by causing DTC to transfer such Shares into the Depositary’s account in accordance with DTC’s procedure for such transfer. However, although delivery of Shares may be effected through transfer into the Depositary’s account at DTC, the Repurchase Request Form (or facsimile thereof), with any required signature guarantee and any other required documents, must, in any case, be transmitted to and received by the Depositary at the appropriate address set forth at the end of this Repurchase Offer before the Repurchase Request Deadline, or the shareholder must comply with the guaranteed delivery
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procedures described below. Delivery of documents to DTC in accordance with DTC’s procedures does not constitute delivery to the Depositary.

E. Guaranteed Delivery Procedures.

If certificates for Shares are not immediately available or time will not permit the Repurchase Request Form and other required documents to reach the Depositary prior to the Repurchase Request Deadline, Shares may nevertheless be submitted for repurchase provided that all of the following conditions are satisfied:

(a)	such requests for repurchase are made by or through an Eligible Institution (as defined in subsection F. below);

(b)
the Depositary receives, prior to the Repurchase Request Deadline, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form provided by the Fund (delivered either by hand, mail, telegram, telex or facsimile transmission); and

(c)
the certificates for all Shares submitted for repurchase, or book-entry confirmation, as the case may be, together with a properly completed and duly executed Repurchase Request Form and any other documents required by the Repurchase Request Form, are received by the Depositary within three New York Stock Exchange trading days after receipt by the Depositary of such Notice of Guaranteed Delivery.

F.	Signature Guarantees.

Signatures on all Repurchase Request Forms must be guaranteed by a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. or a commercial bank, credit union, savings association or trust company having an office, branch or agency in the United States or other entity, which is, in each case, a member in good standing of the Medallion Signature Guarantee Program (each being hereinafter referred to as an “Eligible Institution”), in cases where Shares are tendered:

•	by a registered holder of Shares who has completed either the box entitled “Special Payment Instructions” or the box entitled “Special Delivery Instructions” on the Repurchase Request Form; or

•	for the account of an institution that is not an Eligible Institution.

See Instruction 1 of the Repurchase Request Form.

If the certificates are registered in the name of a person other than the signer of the Repurchase Request Form, or if payment is to be made to a person other than the registered owner of the certificates surrendered, then the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered owner or owners appear on the certificates, with the signature(s) on the certificates or stock powers guaranteed as set forth in the previous paragraph. See Instruction 6 of the Repurchase Request Form.

G.	Determination of Validity.

THE METHOD OF DELIVERY OF THE CERTIFICATES REPRESENTING SHARES, THE REPURCHASE REQUEST FORM, AND ALL OTHER DOCUMENTS IS AT YOUR OPTION AND RISK. IF YOU WISH TO DELIVER SHARES AND OTHER DOCUMENTS BY MAIL, WE RECOMMEND THAT YOU USE INSURED REGISTERED MAIL, RETURN RECEIPT REQUESTED. IT IS YOUR RESPONSIBILITY TO CAUSE THE CERTIFICATES, THE REPURCHASE REQUEST FORM AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

TO PREVENT BACKUP WITHHOLDING ON PAYMENTS MADE FOR THE REPURCHASE OF SHARES PURSUANT TO THE REPURCHASE OFFER, YOU MUST PROVIDE THE DEPOSITARY WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER BY COMPLETING THE SUBSTITUTE FORM W-9 INCLUDED WITH THE REPURCHASE REQUEST FORM (EVEN IF YOU HAVE PREVIOUSLY COMPLETED

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SUCH A FORM). IF YOU ARE NOT A CITIZEN OR A RESIDENT OF THE UNITED STATES, YOU MAY BE ABLE TO SATISFY THIS REQUIREMENT BY PROVIDING A CERTIFICATE OF FOREIGN STATUS (FORM W-8) TO THE DEPOSITARY IN LIEU OF THE SUBSTITUTE FORM W-9. SEE SECTION 14, “CERTAIN FEDERAL INCOME TAX CONSEQUENCES,” BELOW.

All questions as to the validity, form, eligibility (including, for example, time of receipt) and acceptance of any repurchase requests will be determined by the Fund or one of its agents on behalf of the Fund in its sole discretion and that determination will be final and binding. The Fund reserves the absolute right (i) to reject any and all repurchase requests for Shares determined not to be in proper form, or refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, repurchasing or paying for such Shares would be unlawful and (ii) to waive any of the conditions of the Repurchase Offer or any defect or irregularity in the submission of any Shares for repurchase, whether in general or with respect to any particular Shares or shareholders. The Fund’s determination or the determination by any agent for and on behalf of the Fund of any defect or irregularity in the submission of any Shares for repurchase and its interpretation of the terms and conditions of the Repurchase Offer (including the Repurchase Request Form and the Instructions thereto) shall be final and binding.

Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Repurchase requests will not be deemed to have been made until all defects or irregularities have been cured or waived. None of the Fund, the Information Agent, the Depositary or any other person shall be under any duty to give notice of any defects or irregularities in repurchase requests, and none shall incur any liability for failure to give such notification.

7. Withdrawal Rights.
You may withdraw a request to repurchase Shares made pursuant to the Repurchase Offer at any time prior to the Repurchase Request Deadline. Additionally, you may increase or decrease the amount of Shares presented for repurchase prior to the Repurchase Request Deadline. After the Repurchase Request Deadline, all repurchase requests made pursuant to the Repurchase Offer will be irrevocable. The net asset value per Share of the Fund may increase or decrease between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the Repurchase Payment Deadline.

To be effective, a written, telegraphic or facsimile transmission notice of withdrawal must be timely received by the Depositary at the address set forth at the end of this Repurchase Offer. Any notice of withdrawal must specify the name of the person who executed the particular Repurchase Request Form or Notice of Guaranteed Delivery, the number of Shares to be withdrawn and, if certificates have been delivered or otherwise identified to the Depositary, the name of the holder of record and the serial numbers of the certificates representing the Shares to be withdrawn. If Shares have been delivered pursuant to the procedure for book-entry delivery as set forth in Section 6, “Procedure for Participating in the Repurchase Offer,” any notice of withdrawal also must specify the name and the number of the account at DTC to be credited with the withdrawn Shares (which must be the same name and number from which the Shares were submitted), and must otherwise comply with DTC’s procedures.

All questions as to the form, validity, and eligibility (including, for example, time of receipt) of notices of withdrawal will be determined by the Fund or its agent in its sole discretion and that determination will be final and binding. None of the Fund, the Information Agent, the Depositary or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal, and none shall incur any liability for failure to give any such notification.

Any Shares timely and properly withdrawn will be deemed not duly submitted for purposes of the Repurchase Offer. Shares may be submitted again after a withdrawal has been made if the necessary documents and procedures for the submission of Shares for participation in the Repurchase Offer are submitted and followed within the time periods as described the Repurchase Offer.

8. Acceptance for Payment and Payment.
Upon the terms and subject to the conditions of the Repurchase Offer, the Fund will accept for payment, and will pay for, Shares

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submitted for repurchase on or before the Repurchase Request Deadline and not properly withdrawn in accordance with Section 7, “Withdrawal Rights”, as soon as practicable after the Repurchase Request Deadline but in no event prior to the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay the acceptance for payment of, or payment for, Shares, in order to comply in whole or in part with any applicable law.

The per-Share consideration paid to any shareholder pursuant to the Repurchase Offer will be the highest per-Share consideration paid to any other shareholder during the Repurchase Offer. In all cases, payment for Shares submitted for repurchase and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by the Depositary of certificates for such Shares (or confirmation of the book-entry transfer of such Shares), a properly executed Repurchase Request Form (or facsimile thereof) and any other documents required by the Repurchase Request Form.

For purposes of the Repurchase Offer, the Fund will be deemed to have accepted for payment, and thereby repurchased, Shares properly submitted to the Fund and not withdrawn, if, and as of when the Fund gives oral or written notice to the Depositary of its acceptance for payment of such Shares. Payment for Shares accepted for payment pursuant to the Repurchase Offer will be made by deposit of the aggregate repurchase price (less the aggregate Repurchase Fee) with the Depositary, which will act as agent for the shareholders for purposes of receiving payment from the Fund and transmitting payment to the shareholders. Under no circumstances will the Fund pay interest on the repurchase price of the Shares repurchased by the Fund, regardless of any delay in making such payment. If any Shares submitted for repurchase are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid for because of an invalid submission for repurchase, or if certificates are submitted for more Shares than are repurchased, certificates for such unrepurchased Shares will be returned, without expense to the submitting shareholder, as soon as practicable following expiration of the Repurchase Offer. Shares delivered by book-entry transfer into the Depositary’s account at DTC as described in Section 6, “Procedure for Participating in the Repurchase Offer,” which are to be returned will be credited to an account maintained within DTC. Shares which are to be returned and which were held in uncertificated form by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan will be returned to the dividend reinvestment plan account maintained by the transfer agent.

If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares for any reason, then, without prejudice to the Fund’s rights under this Repurchase Offer, the Depositary may, nevertheless, on behalf of the Fund, retain submitted Shares, and such Shares may not be withdrawn unless and except to the extent submitting shareholders are entitled to withdrawal rights as described in Section 7, “Withdrawal Rights.”

Shares submitted for repurchase pursuant to the Repurchase Offer will be subject to the Repurchase Fee, which will be paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the Repurchase Offer. Except for the Repurchase Fee and except for any fee described in Section 6.B above, shareholders that submit Shares for repurchase will not be obligated to pay brokerage commissions, fees or, except in the circumstances described in Instruction 7 of the Repurchase Request Form, transfer taxes on the repurchase of Shares by the Fund.

9. Suspensions and Postponements of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone the Repurchase Offer only by a vote of a majority of the Board, including a majority of Trustees who are not “interested persons” as defined in the Investment Company Act, and only:

(i)	if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(ii)	if the Repurchase Offer would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

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(iii)
for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading on such market is restricted;

(iv)
for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(v)	for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.
If the Repurchase Offer is suspended or postponed, the Fund will provide notice to shareholders of such suspension or postponement.

10. Net Asset Value Per Share and Market Price. The Shares currently trade on the New York Stock Exchange under the symbol “TFC.” The following table sets forth, on a quarterly basis, the Fund’s high and low net asset values per Share and the high and low closing prices of the Shares for the eight calendar quarters ended prior to the date of this Repurchase Offer.

Period	Net Asset Value Per Share		Market Price*
	High	Low	High	Low
2005
2nd Quarter	$5.66	$4.97	$5.17	$4.52
3rd Quarter	$5.70	$5.08	$5.30	$4.71
4th Quarter	$5.87	$4.79	$5.36	$4.48
2006
1st Quarter	$6.27	$5.75	$6.06	$5.28
2nd Quarter	$6.90	$5.49	$6.73	$5.10
3rd Quarter	$6.37	$5.41	$5.81	$5.04
4th Quarter	$7.06	$6.26	$6.61	$5.75
2007
1st Quarter	$7.22	$6.48	$6.88	$5.83

* As reported by the New York Stock Exchange.

The net asset value per Share computed as of the close of business on May 14, 2007 was $7.05. On May 14, 2007 the high, low and closing prices of the Shares as reported on the New York Stock Exchange were $6.53, $6.30 and $6.34, respectively.

11. Information with Respect to the Fund. The Fund is a closed-end, diversified management investment company organized as a Massachusetts business trust. As a closed-end investment company, the Fund differs from an open-end investment company (i.e., a mutual fund) in that it does not redeem its Shares at the election of a shareholder and does not continuously offer its shares for sale to the public.

12. Certain Fees and Expenses. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares repurchased pursuant to the Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank or trust company has been authorized to act as the agent of the Fund or the Depositary for purposes of the Repurchase Offer.

The Fund has retained American Stock Transfer & Trust Company to act as Depositary and The Altman Group to act as Information Agent. The Fund will pay each of the Depositary and the Information Agent reasonable and customary compensation for their services, reimburse each of the Depositary and Information Agent for certain out-of-pocket expenses and indemnify each of the Depositary and the Information Agent against certain liabilities.

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13. Miscellaneous. The Repurchase Offer is not being made to, nor will the Fund accept repurchase requests from, shareholders residing in any state or other jurisdiction in which the Repurchase Offer or its acceptance would not be in compliance with the securities, Blue Sky or other laws of such jurisdiction.

14. Certain Federal Income Tax Consequences. The following discussion describes certain U.S. federal income tax consequences of the repurchase of Shares in the Repurchase Offer. Except where noted, it deals only with Shares held as capital assets and does not deal with special situations, such as those of dealers in securities or commodities, traders in securities that elect to mark their holdings to market, insurance companies, financial institutions, tax-exempt entities, regulated investment companies, real estate investment trusts, non-U.S. persons, persons holding Shares as a part of a hedging, conversion or constructive sale transaction or a straddle or persons whose functional currency is not the U.S. dollar. Furthermore, the discussion below is based upon the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and regulations, administrative rulings and judicial decisions thereunder as of the date hereof. Such authorities may be amended, repealed, revoked or modified, either prospectively or retroactively, so as to result in U.S. federal income tax consequences different from those discussed below. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR CONCERNING THE U.S. FEDERAL INCOME TAX CONSEQUENCES OF PARTICIPATING IN THE REPURCHASE OFFER IN LIGHT OF YOUR PARTICULAR SITUATION, AND CONCERNING ANY CONSEQUENCES ARISING UNDER THE LAWS OF ANY OTHER TAXING JURISDICTION.

A redemption of Shares for cash in the Repurchase Offer will be a taxable transaction for U.S. federal income tax purposes. Each redeeming shareholder will, depending on such shareholder's particular circumstances, be treated either as recognizing gain or loss from the disposition of the Shares or as receiving a dividend distribution from the Fund. Under Section 302(b) of the Code, a sale of Shares pursuant to the Repurchase Offer generally will be treated as a sale or exchange if: (a) it results in a complete termination of the shareholder's interest in the Fund, (b) it results in a substantially disproportionate redemption with respect to the shareholder, or (c) the receipt of cash by the shareholder is not "essentially equivalent to a dividend." If none of those tests is met for a particular shareholder, the amount such shareholder receives pursuant to the Repurchase Offer will be treated as a distribution, as described below. In determining whether any of the Section 302(b) tests has been met, a shareholder generally must take into account not only the Shares directly owned by the shareholder, but also any Shares that the shareholder is deemed to own under certain constructive ownership rules set forth in Section 318 of the Code.

A sale pursuant to the Repurchase Offer will result in a complete termination with respect to a shareholder if, after the sale, the shareholder no longer owns any Fund Shares, either directly or constructively. A sale pursuant to the Repurchase Offer will result in a substantially disproportionate redemption if the shareholder’s proportionate ownership of Fund Shares after all repurchases pursuant to the Repurchase Offer is less than 80% of the shareholder’s proportionate ownership prior to the Repurchase Offer (in each case, taking account of Shares owned directly and constructively). The receipt of cash by a shareholder generally will not be "essentially equivalent to a dividend" so long as the repurchases pursuant to the Repurchase Offer meaningfully reduce the shareholder’s proportionate ownership of Fund Shares (again, taking account of Shares owned directly and constructively).

Sale/Exchange Treatment. If a shareholder qualifies for sale or exchange treatment under Section 302(b), such shareholder will recognize a capital gain or loss equal to the difference between the price paid by the Fund for the Shares purchased in the Repurchase Offer and the Shareholder's adjusted basis in such Shares. In general, such capital gain or loss will be a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise will be a short-term capital gain or loss. If, however, the Shares have been held for six months or less, any loss recognized on the sale will be treated as a long-term capital loss to the extent of any distributions of net capital gain that have been made on the Shares.

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Dividend/Distribution Treatment. If a shareholder does not qualify for sale or exchange treatment under Section 302(b), amounts received pursuant to the Repurchase Offer will be treated as a dividend to the extent of the shareholder's allocable share of the Fund's current and accumulated earnings and profits. Any amount in excess of the shareholder's allocable share of the Fund's current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of the shareholder’s adjusted basis in the Shares, with the remainder, if any, treated as a capital gain. If the deemed distribution is not sufficient to exhaust the shareholder’s adjusted basis in the Shares repurchased, any remaining basis will be spread over the remaining Shares held by the shareholder.

If the payment for any repurchase of Shares pursuant to the Repurchase Offer is treated as a distribution rather than as an exchange, then any shareholder whose proportionate interest in the Fund increases as a result of the Repurchase Offer, including non-tendering shareholders, could be deemed to have received a taxable stock distribution under certain circumstances. You are urged to consult your own tax advisor regarding the possibility of such deemed distributions resulting from the repurchase of Shares pursuant to the Repurchase Offer.

Tax Withholding. The Depositary will withhold U.S. federal income tax at the rate of 30% on any payment to a shareholder who is not a "United States person" under the Code (a "Non-U.S. Shareholder") unless the Depositary determines that a reduced rate of withholding is available pursuant to a tax treaty or that an exemption from withholding is applicable because such gross proceeds are effectively connected with the conduct of a trade or business within the U.S. In order to obtain a reduced rate of withholding pursuant to a tax treaty, a Non-U.S. Shareholder must deliver to the Depositary before the payment a properly completed and executed Internal Revenue Service ("IRS") Form W-8BEN. In order to obtain an exemption from withholding on the grounds that the gross proceeds paid pursuant to the Repurchase Offer are effectively connected with the conduct of a trade or business within the U.S., a Non-U.S. Shareholder must deliver to the Depositary before the payment a properly completed and executed IRS Form W-8ECI. The Depositary will determine a shareholder’s status as a Non-U.S. Shareholder and eligibility for a reduced rate of, or exemption from, withholding by reference to any outstanding certificates or statements concerning eligibility for a reduced rate of, or exemption from, withholding (e.g., IRS Forms W-8BEN or W-8ECI) unless facts and circumstances indicate that such reliance is not warranted. A Non-U.S. Shareholder will generally be eligible to obtain a refund of all or a portion of any tax withheld if such shareholder qualifies for sale or exchange treatment as described above, provided that the Non-U.S. Shareholder files an appropriate tax return or refund claim with the IRS within the time period applicable to such claims. Non-U.S. Shareholders are urged to consult their own tax advisors regarding the application of federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure.

In addition, the Depositary will apply backup withholding at the rate of 28% on any payment to a non-corporate shareholder who does not complete and return the Substitute Form W-9 included with the Repurchase Request Form. Backup withholding is not an additional tax, and any amount withheld may be claimed as a credit or refund on a timely-filed U.S. federal income tax return. Backup withholding generally will not be applied to amounts subject to the 30% withholding described in the preceding paragraph.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU ARE URGED TO CONSULT YOUR OWN TAX ADVISOR TO DETERMINE THE PARTICULAR TAX CONSEQUENCES TO YOU OF THE REPURCHASE OFFER, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL AND FOREIGN TAX LAWS.
9
15. Depositary and Information Agent. The Repurchase Request Form and certificates for your Shares should be sent or delivered by you, your broker, dealer, commercial bank, trust company or other nominee to the Depositary as set forth below.

DEPOSITARY:

American Stock Transfer & Trust Company

BY FIRST CLASS MAIL:	BY REGISTERED, CERTIFIED, EXPRESS MAIL OR OVERNIGHT COURIER:	BY HAND:
Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038 U.S.A.

Any questions or requests for assistance or additional copies of this Offer to Repurchase, the Repurchase Request Form, the Notice of Guaranteed Delivery and other documents may be directed to the Information Agent at its telephone number and location listed below. You may also contact your broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

The Information Agent for the Repurchase Offer is:

The Altman Group
60 East 42nd Street, Suite 405
New York, New York 10165
U.S.A.
Telephone: (212) 400-2605

Toll Free: (800) 814-0979

10

REPURCHASE REQUEST FORM

* * * * * * *

To Accompany Certificate(s) for Shares of Common Stock
or Repurchase Request of Uncertificated Shares

of

TAIWAN GREATER CHINA FUND

Presented for Repurchase Pursuant to the Offer to Repurchase

Dated May 24, 2007

THE REPURCHASE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M., NEW YORK CITY TIME, ON JUNE 15, 2007
("REPURCHASE REQUEST DEADLINE").

* * * * * * *

THE DEPOSITARY FOR THE REPURCHASE OFFER IS:

AMERICAN STOCK TRANSFER & TRUST COMPANY

BY FIRST CLASS MAIL:	BY REGISTERED, CERTIFIED, EXPRESS MAIL OR OVERNIGHT COURIER:	BY HAND:
Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038 U.S.A.

Description of Shares Presented for Repurchase

Name(s) and Addresses of Registered Holder(s) Please Fill in, if Blank, Exactly as Name(s) Appear(s) on Certificate(s)):	Shares Presented for Repurchase *** (Attach an additional signed list if necessary)
	Certificate Number(s)*	Total Number of Shares Evidenced by Certificates**	Number of Shares Presented for Repurchase	Dividend Reinvestment Shares Presented for Repurchase

Total Shares Presented for Repurchase:

* Need not be completed by shareholders who present Shares for repurchase by book-entry transfer.
** Unless otherwise indicated, it will be assumed that all Shares evidenced by any certificates delivered to the Depositary are being presented for repurchase. See Instruction 5.
*** If the Shares being presented for repurchase are Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan, shareholders should so indicate on page 4.

[___] I have lost my certificate(s) for Shares of the Fund and require assistance with respect to replacing such certificate(s). See Instruction 3.

THE METHOD OF DELIVERY OF THIS REPURCHASE REQUEST FORM, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH THE BOOK-ENTRY TRANSFER FACILITY, IS AT YOUR OPTION AND RISK, AND EXCEPT AS OTHERWISE PROVIDED IN INSTRUCTION 2, THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. IT IS YOUR RESPONSIBILITY TO CAUSE THIS REPURCHASE REQUEST FORM, THE CERTIFICATES AND ALL OTHER DOCUMENTS TO BE TIMELY DELIVERED.

This Repurchase Request Form is to be used (a) if you desire to present your Shares for participation in the Repurchase Offer yourself, (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be presented for repurchase, or (c) if requests for repurchase are to be made by book-entry transfer to any of the accounts maintained by the Depositary at the Depository Trust Company ("DTC" or the "Book-Entry Transfer Facility") pursuant to the procedure set forth in Section 6, "Procedure for Participating in the Repurchase Offer" of the Fund's Offer to Repurchase. DELIVERY OF DOCUMENTS TO THE BOOK-ENTRY TRANSFER FACILITY DOES NOT CONSTITUTE DELIVERY TO THE DEPOSITARY.

Shareholders whose certificates are not immediately available or who cannot deliver certificates for Shares (other than uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan) or deliver confirmation of the book-entry transfer of their Shares into the Depositary's account at the Book-Entry Transfer Facility and all other documents required hereby to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, may nevertheless present their Shares for repurchase according to the guaranteed delivery procedures set forth in Section 6, "Procedure for Participating in the Repurchase Offer" of the Fund's Offer to Repurchase. See Instruction 2 below.

* * * * * * *

[___] CHECK HERE IF SHARES ARE BEING DELIVERED BY BOOK-ENTRY TRANSFER MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH THE BOOK-ENTRY TRANSFER FACILITY AND COMPLETE THE FOLLOWING:

Name of Institution Submitting Shares: __________________________________________________

Account Number:__________________ Transaction Code Number:__________________

If the Shares are being presented for repurchase by a Nominee Holder on behalf of its customers, please state the number of customer accounts for whose benefit the repurchase request is being made: __________________________________

* * * * * * *

[___] CHECK HERE IF SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO THE DEPOSITARY AND COMPLETE THE FOLLOWING:

Name(s) of Registered Owner(s):___________________________________________

Date of Execution of Notice of Guaranteed Delivery:_________________________________

Name of Eligible Institution that Guaranteed Delivery:_________________________________

Account Number (if delivered by book-entry transfer):__________________________

NOTE: SIGNATURES MUST BE PROVIDED BELOW.

PLEASE READ THE ACCOMPANYING DOCUMENTS CAREFULLY.

2

Ladies and Gentlemen:

The person(s) signing this Repurchase Request Form (the "Signor" or the "Shareholder") hereby expresses a desire to participate in the Repurchase Offer and hereby requests the repurchase by the Taiwan Greater China Fund (the "Fund") of the shares of the Fund's common stock, $0.01 par value per share (the "Shares") described in the "Description of Shares Presented for Repurchase", upon the terms and conditions set forth in the Offer to Repurchase dated May 24, 2007, receipt of which is hereby acknowledged, and in this Repurchase Request Form (which together constitute the "Repurchase Offer"). The consideration to be paid for each Share of the Fund presented for repurchase (the "Repurchase Price") will be equal to the net asset value per Share ("NAV") as determined at the close of regular trading on the Taiwan Stock Exchange on June 29, 2007 or, if the Taiwan Stock Exchange is not open on June 29, 2007, at the opening of the New York Stock Exchange on June 29, 2007 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of the NAV per Share.

Subject to, and effective upon, acceptance of payment of, or payment for, Shares presented for repurchase by the Signor in accordance with the terms and subject to the conditions of the Repurchase Offer, the Signor hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all the Shares that are being presented for repurchase as described in the "Description of Shares Presented for Repurchase" that may be repurchased by the Fund pursuant to the Repurchase Offer (and any and all dividends, distributions and other Shares, securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline) and the Signor irrevocably constitutes and appoints American Stock Transfer & Trust Company (the "Depositary") as the true and lawful agent and attorney-in-fact of the Signor with respect to such Shares (and any such dividends, distributions and other Shares and securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest) to (a) present certificate(s) for such Shares (and any such dividends, distributions and other Shares and securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline) or transfer ownership of such Shares (and any such dividends, distributions and other Shares and securities and rights), together, in either such case, with all accompanying evidence of transfer and authenticity, to or upon the order of the Fund, (b) present such Shares (and any such dividends, distributions and other Shares and securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline) for transfer on the books of the Fund, and (c) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and any such dividends, distributions and other Shares and securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline), all in accordance with the terms of the Repurchase Offer.

The Signor hereby represents and warrants that: (a) the Signor has full power and authority to submit, sell, assign and transfer the Shares submitted for repurchase (and any and all dividends, distributions and other Shares and other securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline); (b) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title thereto, free and clear of all liens, restrictions, charges, proxies, encumbrances or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the Signor will execute and deliver any additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer of the submitted Shares (and any and all dividends, distributions and other Shares and securities and rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline); and (d) the Signor has read and agreed to all of the terms of the Repurchase Offer.

The name(s) and address(es) of the registered owner(s) should be printed as they appear on the registration of Shares. If the Shares presented for repurchase are in certificated form, the certificate(s) representing such Shares must be submitted together with this Repurchase Request Form.

The Signor recognizes that the Fund is offering to repurchase up to 5% of its issued and outstanding shares of common stock. The Signor further recognizes that if the number of Shares presented for repurchase exceeds the number of Shares that the Fund is offering to repurchase, the Fund will repurchase presented Shares on a pro rata basis, as described in the Offer to Repurchase. The Signor acknowledges that the Fund may, in its discretion, accept all Shares presented for repurchase by shareholders who own fewer than 100 Shares and present all of their Shares for repurchase in this Repurchase Offer before prorating the Shares submitted for repurchase by other shareholders.

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The Signor understands that the valid submission of Shares pursuant to any one of the procedures described in Section 6, "Procedure for Participating in the Repurchase Offer," of the Fund's Offer to Repurchase and in the Instructions hereto will constitute a binding agreement between the Signor and the Fund upon the terms and subject to the conditions of the Offer to Repurchase.

The Signor recognizes that under certain circumstances set forth in the Offer to Repurchase, the Fund may not be required to repurchase any of the Shares submitted hereby, or may accept for repurchase, pro rata with Shares submitted for repurchase by other shareholders as described in the Offer to Repurchase, fewer than all of the Shares submitted hereby.

All authority conferred or agreed to be conferred in this Repurchase Request Form shall be binding upon the successors, assigns, heirs, executors, administrators and legal representatives of the Signor and shall not be affected by, and shall survive, the death or incapacity of the Signor. Shares submitted pursuant to the Repurchase Offer may be withdrawn at any time prior to the Repurchase Request Deadline in accordance with Section 7, "Withdraw Rights," of the Fund's Offer to Repurchase. After the Repurchase Request Deadline, all repurchase requests are irrevocable.

* * * * * * *

THE SIGNOR SUBMITS ALL UNCERTIFICATED SHARES THAT MAY BE HELD IN THE NAME OF THE REGISTERED HOLDER(S) BY THE FUND'S TRANSFER AGENT PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.

_________ YES ________ NO

Note: If you do not check either of the spaces above, uncertificated Shares, if any, held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan will NOT be tendered.

* * * * * * *

ODD LOTS
(See Instruction 13)

This section is to be completed ONLY if Shares are being submitted by or on behalf of a person owning beneficially or of record an aggregate of fewer than 100 Shares. The Signor either (check only one box):

[___] Is the beneficial or record owner of an aggregate of fewer than 100 Shares, all of which are being presented for repurchase; or

[___] Is a broker, dealer, commercial bank, trust company or other nominee that (a) is submitting for the beneficial owner(s) thereof Shares with respect to which it is the record holder, and (b) believes, based upon representations made to it by such beneficial owner(s), that each such person is the beneficial owner of an aggregate of fewer than 100 Shares and is submitting all of such Shares;

and, in either case, hereby represents that the above indicated information is true and correct as to the undersigned.

* * * * * * *

Unless otherwise indicated herein under "Special Payment Instructions," please return any certificates for Shares not repurchased or accepted for payment (and accompanying documents, as appropriate) in the name(s) of the registered holder(s) appearing under "Description of Shares Presented for Repurchase."

Similarly, unless otherwise indicated under "Special Delivery Instructions," please return any certificates for Shares not repurchased or accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under "Description of Shares Presented for Repurchase."

In the event that either the Special Delivery Instructions or the Special Payment Instructions are completed, please return such certificates to the person or persons so indicated. The Signor recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares so submitted. The undersigned further recognizes that the Special Payment Instructions and the Special Delivery Instructions are not applicable to

4

Shares submitted by book-entry transfer nor to uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan, which Shares may be submitted hereby.

SPECIAL PAYMENT INSTRUCTIONS
(See Instruction 8)

To be completed ONLY if certificates for Shares not presented for repurchase or not repurchased are to be issued in the name of and sent to someone other than the undersigned.

Issue Certificate to:

Name____________________________________________________________________
(PLEASE PRINT)

Address__________________________________________________________________

_________________________________________________________________________
(CITY, STATE, ZIP CODE)

Complete Payer Substitute Form W-9

_________________________________________________________________________
(TAXPAYER IDENTIFICATION (SOCIAL SECURITY) NUMBER)

SPECIAL DELIVERY INSTRUCTIONS
(See Instruction 8)

To be completed ONLY if certificates for Shares not submitted for repurchase or not repurchased are to be issued in the name of the undersigned, but sent to someone other than the undersigned or to the undersigned at an address other than that provided by the undersigned on page 6 of this Repurchase Request Form.

Mail Certificate to:

Name____________________________________________________________________
(PLEASE PRINT)

Address__________________________________________________________________

_________________________________________________________________________
(CITY, STATE, ZIP CODE)

5

SIGN HERE

PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY.

(Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the information requested under “Please Print”. See Instruction 6.)

Signature(s): _________________________________________________________________

_________________________________________________________________

Dated:  ___________________

Please Print:

Name(s): _________________________________________________________________

_________________________________________________________________

Capacity (Full Title): ___________________________________________________________

Address: _________________________________________________________________

_________________________________________________________________
City, State, Zip Code

Area Code and Telephone Number: ________________________________________________

Employer Identification or
Social Security Number: ________________________________________________________

GUARANTEE OF SIGNATURE(S)
(Place Signature Medallion Guarantee on this page. See Instructions 1 and 6.)

Authorized Signature(s): ______________________________________________________

Name: ________________________________________________________________________

Name of Firm: __________________________________________________________________

Address: _________________________________________________________________

_________________________________________________________________
City, State, Zip Code

Dated: _____________________, 2007

* * * * * * * *

6

REPURCHASE REQUEST FORM INSTRUCTIONS FORMING PART OF THE
TERMS AND CONDITIONS OF THE REPURCHASE OFFER

1. GUARANTEE OF SIGNATURES. No signature guarantee is required on this Repurchase Request Form (a) if this Repurchase Request Form is signed by the registered holder(s) of the Shares presented for repurchase (including, for purposes of this Repurchase Request Form, any participant in the Book-Entry Transfer Facility whose name appears on a security position listing as the owner of Shares), unless such holder has completed either the box entitled "Special Delivery Instructions" or the box entitled "Special Payment Instructions" herein, or (b) if such Shares are presented for repurchase for the account of a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. ("NASD"), a commercial bank, credit union, savings association or trust company having an office, branch or agency in the United States, or other entity which is, in each case, a member in good standing of Signature Guarantee Medallion Program (each being hereinafter referred to as an "Eligible Institution"). In all other cases, all signatures on this Repurchase Request Form must be guaranteed by an Eligible Institution. See Instruction 6.

2. DELIVERY OF REPURCHASE REQUEST FORM AND CERTIFICATES; GUARANTEED DELIVERY PROCEDURES. This Repurchase Request Form is to be used only (a) if Shares are to be forwarded with this Repurchase Request Form, (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be presented for repurchase, or (c) if transfers of Shares presented for repurchase are to be made by book-entry transfer according to the procedures set forth in Section 6, "Procedure for Participating in the Repurchase Offer," of the Fund's Offer to Repurchase.

Certificates for all physically submitted Shares or confirmation of a book-entry transfer in the Depositary's account at the Book-Entry Transfer Facility of Shares tendered by book-entry transfer, together, in each case, with a properly completed and duly executed Repurchase Request Form or facsimile thereof with any required signature guarantees, and any other documents required by this Repurchase Request Form should be mailed or delivered to the Depositary at the appropriate address set forth herein and must be received by the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline.

Shareholders whose certificates are not immediately available or who cannot deliver Shares and all other required documents to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, or whose Shares cannot be delivered on a timely basis pursuant to the procedures for book-entry transfer prior to the Repurchase Request Deadline, may submit their Shares by or through any Eligible Institution by properly completing and duly executing and delivering a Notice of Guaranteed Delivery (or facsimile thereof), which must be received by the Depositary prior to the Repurchase Request Deadline, and by otherwise complying with the guaranteed delivery procedures set forth in Section 6, "Procedure for Participating in the Repurchase Offer," of the Fund's Offer to Repurchase. Pursuant to such procedures, the certificates for all physically submitted Shares, or confirmation of book-entry transfer, as the case may be, as well as a properly completed and duly executed Repurchase Request Form, and all other documents required by this Repurchase Request Form must be received by the Depositary within three New York Stock Exchange trading days after the Repurchase Request Deadline, all as provided in Section 6, "Procedure for Participating in the Repurchase Offer," of the Fund's Offer to Repurchase.

THE METHOD OF DELIVERY OF THIS REPURCHASE REQUEST FORM, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH THE BOOK-ENTRY TRANSFER FACILITY, IS AT THE OPTION AND RISK OF THE SHAREHOLDER PRESENTING SHARES FOR REPURCHASE. IN ALL CASES, SUFFICIENT TIME SHOULD BE ALLOWED TO ENSURE TIMELY DELIVERY.

Delivery will be deemed made only when actually received by the Depositary. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. Shareholders have the responsibility to cause their Shares (in proper certificated or uncertificated form), this Repurchase Request Form (or a photocopy bearing original signature(s) and any required signature guarantees), and all other documents required by this Repurchase Request Form to be delivered in accordance with the Fund's Offer to Repurchase.

The Fund will not accept any alternative, conditional or contingent repurchase requests. All shareholders, brokers, dealers, commercial banks, trust companies and other nominees, by

7

execution of this Repurchase Request Form (or photocopy hereof), waive any right to receive any notice of the acceptance of their request for repurchase.

3. LOST CERTIFICATES. In the event that you are unable to deliver to the Depositary the certificate(s) representing your Shares due to the loss or destruction of such certificate(s), such fact should be included on page 1 of this Repurchase Request Form. In such case, you should also contact the Depositary, at (800) 937-5449 to report the lost securities. The Depositary will send you such additional documentation that you may need to complete in order to effectively surrender such lost or destroyed certificate(s) (including affidavits of loss and indemnity bonds in lieu thereof). Surrenders hereunder regarding such lost certificates will be processed only after such documentation has been submitted to and approved by the Depositary. There may be a fee in respect of lost or destroyed certificates.

4. INADEQUATE SPACE. If the space provided is inadequate, the certificate numbers and/or number of Shares should be listed on a separate, signed list attached hereto.

5. PARTIAL REPURCHASES AND UNREPURCHASED SHARES. (Not applicable to shareholders who submit Shares by book-entry transfer.) If fewer than all the Shares evidenced by any certificate submitted are to be presented for repurchase, fill in the number of Shares which are to be presented for repurchase in the column entitled "Number of Shares Presented for Repurchase." In such case, a new certificate for the remainder of the Shares evidenced by the old certificate(s) will be issued and sent to the registered holder, unless otherwise specified in the "Special Payment Instructions" or "Special Delivery Instructions" boxes in this Repurchase Request Form, as soon as practicable after the Repurchase Request Deadline. All Shares represented by certificates listed and delivered to the Depositary are deemed to have been submitted for repurchase unless otherwise indicated.

6. SIGNATURES ON REPURCHASE REQUEST FORM; STOCK POWERS AND ENDORSEMENTS.

(a) If this Repurchase Request Form is signed by the registered holder(s) of the Shares presented hereby, the signature(s) must correspond exactly with the name(s) as written on the face of the certificates.

(b) If any of the Shares presented for repurchase are owned of record by two or more joint holders, ALL of the owners must sign this Repurchase Request Form.

(c) If any of the Shares presented for repurchase are registered in different names on several certificates, it will be necessary to complete, sign and submit as many separate Repurchase Request Forms as there are different registrations of certificates.

(d) If this Repurchase Request Form is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made, or the certificates for Shares not submitted for repurchase or repurchased are to be issued, to a person other than the registered holder(s), in which case the endorsements or signatures on the stock powers, as the case may be, must be signed exactly as the name(s) of the registered holder(s) appear(s) on the certificates. Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

(e) If this Repurchase Request Form or any certificates or stock powers are signed by trustees, executors, administrators, guardians, agents, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority to act in such a fiduciary or representative capacity.

(f) If this Repurchase Request Form is signed by a person(s) other than the registered holder(s) of the certificates listed and transmitted hereby, the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered holder(s) appear on the certificates. Signatures on such certificates of stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

7. STOCK TRANSFER TAXES. Except as set forth in this Instruction 7, no stock transfer tax stamps or funds to cover such stamps need accompany this Repurchase Request Form, and the Fund will pay all stock transfer taxes, if any, with respect to the transfer and sale of Shares to it pursuant to the Repurchase Offer. If, however, payment of the repurchase price is to be made to, or (in the circumstances permitted by the Fund's Offer to Repurchase) if Shares

8
not presented for repurchase or not repurchased are to be registered in the name of any person other than the registered holder, or if submitted certificates are registered in the name of any person other than the person(s) signing this Repurchase Request Form, the amount of any stock transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will not be paid by the Fund and such amounts will be deducted from the Repurchase Price prior to payment of the repurchase unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted to the Depositary.

8. SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS. If certificates for Shares not presented for repurchase or not repurchased are to be issued in the name of a person other than the person signing this Repurchase Request Form or if such certificates are to be sent to someone other than the person signing this Repurchase Request Form or to the person signing this Repurchase Request Form at an address other than the address provided on page 6 of this Repurchase Request Form, the boxes captioned "Special Payment Instructions" and/or "Special Delivery Instructions" on this Repurchase Request Form should be completed. Signatures must be guaranteed by an Eligible Institution. See also Instruction 1.

9. IRREGULARITIES. All questions as to the validity, form, eligibility (including, without limitation, time of receipt) and acceptance for payment of Shares presented for repurchase will be determined by the Fund or one of its agents on behalf of the Fund in its sole discretion, and such determination shall be final and binding. The Fund reserves the absolute right to reject any or all Shares presented for repurchase determined by it not to be in proper form or to refuse to accept for payment, repurchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, repurchasing or paying for the Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer, in whole or in part, or any defect or irregularity in any repurchase request, whether generally or with respect to any particular Share(s) or shareholder(s). Unless waived, any defects or irregularities in connection with a repurchase request must be cured within such time as the Fund shall determine. Repurchase requests will not be deemed to have been made until all defects and irregularities have been cured or waived. The Fund's interpretations of the terms and conditions of the Repurchase Offer (including these instructions) shall be final and binding.

None of the Fund, the Depositary, the Information Agent nor any other person shall be obligated to give notice of defects or irregularities in repurchase requests, nor shall any of them incur any liability for failure to give any such notice.

10. REQUESTS FOR ASSISTANCE AND ADDITIONAL COPIES. Questions and requests for assistance should be directed to, and additional copies of the Fund's Offer to Repurchase, the Notice of Guaranteed Delivery and this Repurchase Request Form may be obtained from, the Information Agent at the telephone number and address set forth at the end of this Repurchase Request Form. Shareholders who do not own Shares directly may also obtain such information and copies from their broker, dealer, commercial bank, trust company, or other nominee. Shareholders who do not own Shares directly are required to present their Shares for repurchase through their broker, dealer, commercial bank, trust company or other nominee and should NOT submit this Repurchase Request Form to the Depositary.

The Information Agent will also provide shareholders, upon request, with a Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding (W-8BEN) or a Certificate of Foreign Person's Claim for Exemption From Withholding on Income Effectively Connected With the Conduct of a Trade or Business in the United States (W-8ECI).

11. BACKUP WITHHOLDING TAX. Each shareholder that desires to participate in the Repurchase Offer must, unless an exemption applies, provide the Depositary with the shareholder's taxpayer identification number on the Substitute Form W-9 included with this Repurchase Request Form, with the required certifications being made under penalties of perjury. If the shareholder is an individual, the taxpayer identification number is his or her social security number. If the Depositary is not provided with the correct taxpayer identification number, the shareholder may be subject to a $50 penalty imposed by the Internal Revenue Service in addition to being subject to backup withholding.

Shareholders are required to give the Depositary the taxpayer identification number of the record owner of the Shares by completing the Substitute Form W-9 included with this Repurchase Request Form. If the Shares are registered in more than one name or are not in the name of the actual owner, consult the "Important Tax Information" which immediately follows the Substitute Form W-9.

9

If backup withholding applies, the Depositary is required to withhold 28% of any payment made to the shareholder with respect to Shares purchased pursuant to the Repurchase Offer. Backup withholding is not an additional tax. Rather, the U.S. federal income tax liability of persons subject to backup withholding may result in an overpayment of taxes for which a refund may be obtained by the shareholder from the Internal Revenue Service.

Certain shareholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. To qualify as an exempt recipient on the basis of foreign status, a shareholder must generally submit a properly completed Form W-8BEN or Form W-8ECI, signed under penalties of perjury, attesting to that person's exempt status. A shareholder would use a Form W-8BEN to certify that it (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on the sale of the Shares would be effectively connected; and would use a Form W-8ECI to certify that (1) it is neither a citizen nor resident of the U.S., and (2) the proceeds of the sale of the Shares are effectively connected with a U.S. trade or business. A foreign shareholder (a "Non-U.S. Shareholder") may also use a Form W-8BEN to certify that it is eligible for benefits under a tax treaty between the United States and such foreign person's country of residence.

A SHAREHOLDER SHOULD CONSULT HIS OR HER TAX ADVISOR AS TO HIS OR HER QUALIFICATION FOR EXEMPTION FROM THE BACKUP WITHHOLDING REQUIREMENTS AND THE PROCEDURE FOR OBTAINING AN EXEMPTION.

12. WITHHOLDING FOR NON-U.S. SHAREHOLDERS. Even if a Non-U.S. Shareholder has provided the required certification to avoid backup withholding, the Depositary will withhold U.S. federal income taxes equal to 30% of the gross payments payable to a Non-U.S. Shareholder or his or her agent unless the Depositary determines that a reduced rate of withholding is available pursuant to a tax treaty or that an exemption from withholding is applicable because such gross proceeds are effectively connected with the conduct of a trade or business within the U.S. In order to obtain a reduced rate of withholding pursuant to a tax treaty, a Non-U.S. Shareholder must deliver to the Depositary before the payment a properly completed and executed IRS Form W-8BEN. In order to obtain an exemption from withholding on the grounds that the gross proceeds paid pursuant to the Repurchase Offer are effectively connected with the conduct of a trade or business within the U.S., a Non-U.S. Shareholder must deliver to the Depositary before the payment a properly completed and executed IRS Form W-8ECI. The Depositary will determine a shareowner's status as a Non-U.S. Shareholder and eligibility for a reduced rate of, or exemption from, withholding by reference to any outstanding certificates or statements concerning eligibility for a reduced rate of, or exemption from, withholding (e.g., IRS Forms W-8BEN or W-8ECI) unless facts and circumstances indicate that such reliance is not warranted. A Non-U.S. Shareholder may be eligible to obtain a refund of all or a portion of any tax withheld if such shareowner satisfies certain requirements or is otherwise able to establish that no tax or a reduced amount of tax is due. Backup withholding generally will not apply to amounts subject to the 30% or a treaty-reduced rate of withholding. Non-U.S. Shareholders are urged to consult their own tax advisors regarding the application of federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure.

13. ODD LOTS. As described in Section 1 of the Offer to Repurchase, the Fund will repurchase Shares validly submitted and not properly withdrawn prior to the Repurchase Request Deadline, by any shareholder who owns beneficially or of record fewer than 100 Shares (an "Odd Lot Holder"). This preference will not be available unless the item captioned "Odd Lots" is completed.
10

IMPORTANT
This Repurchase Request Form or a manually signed facsimile thereof (together with certificates for Shares and all other required documents) or the Notice of Guaranteed Delivery must be received by the Depositary prior to 5:00 p.m., New York City time, on June 15, 2007, at the appropriate address set forth below:

The Depositary for the Repurchase Offer is:

AMERICAN STOCK TRANSFER & TRUST COMPANY

BY FIRST CLASS MAIL:	BY REGISTERED, CERTIFIED, EXPRESS MAIL OR OVERNIGHT COURIER:	BY HAND:
Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038 U.S.A.

Any questions or requests for assistance or additional copies of this Repurchase Request Form, the Fund's Offer to Repurchase, the Notice of Guaranteed Delivery and other accompanying materials may be directed to the Information Agent at its telephone number and location listed below. Shareholders who do not own Shares directly may also contact their broker, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

The Information Agent for the Repurchase Offer is:

THE ALTMAN GROUP

60 East 42nd Street, Suite 405
New York, New York 10165
U.S.A.
Telephone: (212) 400-2605

Toll Free: (800) 814-0979

11

SUBSTITUTE FORM W-9
PLEASE CERTIFY YOUR TAXPAYER ID OR SOCIAL SECURITY NUMBER BY SIGNING BELOW
If the Taxpayer ID Number printed above is INCORRECT OR if the space is BLANK write in the CORRECT number here:

Certification. Under penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

3. I am a U.S. person (including a U.S. resident alien).

Certification Instructions: You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature: __________________________Date:________

Name: _________________________________________

Business name: __________________________________

Type of Entity: ___________________________________

Address: _______________________________________

City, State and Zip Code: __________________________

12

IMPORTANT TAX INFORMATION

Under current federal income tax law, you are subject to certain penalties as well as backup withholding of tax at the applicable rate if you have not provided us with your correct social security number or other taxpayer identification number. Please read this notice carefully.

You (as payee) are required by law to provide us (as payer) with your correct taxpayer identification number. If you are an individual, your taxpayer identification number is your social security number. If you have not provided us with your correct taxpayer identification number, you may be subject to a $50 penalty imposed by the Internal Revenue Service (the "IRS"). In addition, interest, dividends, and other payments that we make to you may be subject to backup withholding.

If backup withholding applies, a payer is required to withhold at the IRS mandated applicable rate from interest, dividends and other payments made to you. The backup withholding rate is currently 28%. Backup withholding is not an additional federal income tax. Rather, the federal income tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a credit or refund may be obtained from the IRS.

Enclosed is a reply envelope in which you must return the enclosed substitute Form W-9 to furnish us your correct name and taxpayer identification number. Please read the instructions below, sign and date the substitute Form W-9 and return to us.

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INSTRUCTIONS FOR SUBSTITUTE FORM W-9 FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER

Purpose of Form. A person who is required to file an information return with the IRS must obtain your correct TIN to report, for example, income paid to you, real estate transactions, mortgage interest you paid, the acquisition or abandonment of secured property, or contributions you made to an IRA. Use the substitute Form W-9 to furnish your correct TIN to the requester (the person asking you to furnish your TIN) and, when applicable, (1) to certify that the TIN you are furnishing is correct (or that you are waiting for a number to be issued), (2) to certify that you are not subject to backup withholding, and (3) to claim exemption from backup withholding if you are an exempt payee. Furnishing your correct TIN and making the appropriate certifications will prevent certain payments from being subject to backup withholding.

Note: If you are a foreign person, do not use Form W-9. Instead, use the appropriate Form W-8 (see IRS Publication 515, Withholding of Tax on Nonresident Aliens and Foreign Entities).

How To Obtain a TIN. If you do not have a TIN, apply for one immediately. To apply, get Form SS-5, Application for a Social Security Card, from your local office of the Social Security Administration, or Form SS-4, Application for Employer Identification Number, from the IRS. See What Name and Number to Give the Requester, below.

To complete substitute Form W-9 if you do not have a TIN, write "Applied for" in the space for the TIN, sign and date the form, and give it to the requester.

Note: Writing "Applied for" on the form means that you have already applied for a TIN OR that you intend to apply for one in the near future. As soon as you receive your TIN, complete another substitute Form W-9, include your TIN, sign and date the form, and give it to the requester.

What is Backup Withholding? Persons making certain payments to you are required by the IRS to withhold at the applicable rate from payments that meet certain conditions. This is called "backup withholding." Payments that could be subject to backup withholding include interest, dividends, broker and barter exchange transactions, rents, royalties, nonemployee pay, and certain payments from fishing boat operators, but do not include real estate transactions.

If you give the requester your correct TIN, make the appropriate certifications, and report all your taxable interest and dividends on your tax return, your payments will not be subject to backup withholding. Payments you receive will be subject to backup withholding if:

1. You do not furnish your TIN to the requester, or

2. The IRS notifies the requester that you furnished an incorrect TIN, or

3.	You are notified by the IRS that you are subject to backup withholding because you failed to report all your interest and dividends on your tax return (for reportable interest and dividends only), or

4.	You fail to certify to the requester that you are not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

5. You fail to certify your TIN when required.

Certain payees and payments are exempt from backup withholding and information reporting. See Payees and Payments Exempt From Backup Withholding, below.

Payees and Payments Exempt From Backup Withholding

Payees specifically exempted from withholding include:
•  An organization exempt from tax under Section 501(a), an individual retirement account (IRA), or a custodial account under Section 403(b)(7), if the account satisfies the requirements of Section 401(f)(2).
•  The United States or a state thereof, the District of Columbia, a possession of the United States, or a political subdivision or instrumentality of any one or more of the foregoing.
•  An international organization or any agency or instrumentality thereof.
•  A foreign government and any political subdivision, agency or instrumentality thereof.

14

Payees that may be exempt from backup withholding include:
•  A corporation.
•  A financial institution.
•  A dealer in securities or commodities required to register in the United States, the District of Columbia, or a possession of the United States.
•  A real estate investment trust.
•  A common trust fund operated by a bank under Section 584(a).
•  An entity registered at all times during the tax year under the Investment Company Act of 1940.
•  A middleman known in the investment community as a nominee or custodian.
•  A futures commission merchant registered with the Commodity Futures Trading Commission.
•  A foreign central bank of issue.
•  A trust exempt from tax under Section 664 or described in Section 4947.

Payments of dividends and patronage dividends generally exempt from backup withholding include:
•  Payments to nonresident aliens subject to withholding under Section 1441.
•  Payments to partnerships not engaged in a trade or business in the United States and that have at least one nonresident alien partner.
•  Payments of patronage dividends not paid in money.
•  Payments made by certain foreign organizations.
•  Section 404(k) payments made by an ESOP.

Payments of interest generally exempt from backup withholding include:
•  Payment of tax-exempt interest (including exempt-interest dividends under Section 852).
•  Payments described in Section 6049(b)(5) to nonresident aliens.
•  Payments on tax-free covenant bonds under Section 1451.
•  Payments made by certain foreign organizations.

Certain payments, other than payments of interest, dividends, and patronage dividends, that are exempt from information reporting are also exempt from backup withholding. For details, see the regulations under sections 6041, 6041A, 6042, 6044, 6045, 6049, 6050A and 6050N, and the regulations thereunder.

Exempt payees described above must file the substitute Form W-9 to avoid possible erroneous backup withholding. FILE THIS FORM WITH THE PAYER, FURNISH YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE "EXEMPT" ON THE FORM, SIGN AND DATE THE FORM, AND RETURN IT TO THE PAYER.

Penalties

Failure To Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a $500 penalty.

Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

Specific Instructions

Name. If you are an individual, you must generally provide the name shown on your social security card. However, if you have changed your last name, for instance, due to marriage, without informing the Social Security

15

Administration of the name change, please enter your first name, the last name shown on your social security card and your new last name.

If you are a sole proprietor, you must furnish your individual name and either your SSN or EIN. You may also enter your business name on Form W-9. Enter your name(s) as shown on your social security card and/or as it was used to apply for your EIN on Form SS-4.

Signature. For a joint account, only the person whose TIN is shown in Part 1 should sign the form.

Privacy Act Notice. Section 6109 requires you to furnish your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, or contributions you made to an IRA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return and may also provide this information to various government agencies for tax enforcement or litigation purposes. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold the applicable taxable interest, dividend, and certain other payments to a payee who does not furnish a TIN to a payer. Certain penalties may also apply.

16

What Name and Number To Give the Requester

For this type of account:	Give name and SSN of:

1. Individual

2. Two or more individuals (joint account)

3. The Custodian account of a minor (Uniform Gift to Minors Act)

4. a. The usual revocable savings trust (grantor is also trustee)

b. So-called trust account that is not a legal Or valid trust under state law

5. Sole proprietorship
The individual The actual owner of the account or, if combined funds, the first individual on the account.[1] The minor[2] The grantor-trustee[1] The actual owner[1] The owner[3]
For this type of account:	Give name and EIN of:

6. Sole proprietorship (or single-owner LLC that has not elected corporate status on Form 8832

7. A valid trust, estate, or pension trust

8. Corporate or LLC electing corporate status on Form 8832

9. Association, club religious, charitable, educational, or other tax-exempt organization

10. Partnership or multi-member LLC that has not elected corporate status on Form 8832

11. A broker or registered nominee

12. Account with the Department of Agriculture in the name of a public entity (such as a state or local government, school district, or prison) that receives agricultural program payments
The owner[3] Legal entity[4] The corporation The organization The partnership The broker or nominee The public entity

1 List first and circle the name of the person whose number you finish.

2 Circle the minor’s name and furnish the minor’s social security number.

3 Show the individual’s name. See Item 5 or 6. You may also enter your business or "doing business as" name. You may use either your social security number or your employer identification number (if you have one).

4 List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the identification number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)

Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

17

NOTICE OF GUARANTEED DELIVERY

REGARDING THE REPURCHASE OFFER
BY THE
TAIWAN GREATER CHINA FUND

This form, or one substantially equivalent hereto, must be used to accept the Repurchase Offer if a shareholder's certificates for Shares of the Taiwan Greater China Fund are not immediately available or time will not permit the Repurchase Request Form and other required documents to be delivered to the Depositary on or before the Repurchase Request Deadline. Terms used in this form that are not otherwise defined in this form shall have the meanings specified in the Offer to Repurchase dated May 24, 2007.

This form may be delivered by hand, overnight courier or mail or transmitted by facsimile transmission to the Depositary at the appropriate address set forth below. Repurchase Requests using this form may be made only by or through a member firm of a registered national securities exchange, or a commercial bank or trust company having an office, branch or agency in the United States.

THE DEPOSITARY:

AMERICAN STOCK TRANSFER & TRUST COMPANY

BY FIRST CLASS MAIL:	BY REGISTERED, CERTIFIED, EXPRESS MAIL OR OVERNIGHT COURIER:	BY HAND:
Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219 U.S.A.	Taiwan Greater China Fund c/o American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038 U.S.A.

Facsimile Copy Number:
(718) 234-5001
Confirm by Telephone:
(718) 921-8317
For Account Information Call:
(718) 921-8317
Toll Free:
(877) 248-6417

DELIVERY OF THIS INSTRUMENT TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE OR TRANSMISSION VIA A FACSIMILE NUMBER OTHER THAN ONE LISTED ABOVE DOES NOT CONSTITUTE A VALID DELIVERY

Ladies and Gentlemen:

The undersigned hereby requests the repurchase by the Taiwan Greater China Fund (the "Fund"), upon the terms and subject to the conditions set forth in its Offer to Repurchase, dated May 24, 2007 and the related Repurchase Request Form (which together constitute the "Repurchase Offer"), receipt of which is hereby acknowledged, the number of Shares specified below pursuant to the guaranteed delivery procedures set forth in Section 6, "Procedure for Participating in Repurchase Offer," of the Offer to Repurchase.

Number of Shares Presented for Repurchase:______________________

Certificate Nos. (if available):

________________________________________________________________________

________________________________________________________________________

If Shares will be submitted by book-entry transfer, check box:

[____] The Depository Trust Company

Account Number:
________________________________________________________________________

Name(s) of Record Holder(s):
________________________________________________________________________
________________________________________________________________________

Address:
________________________________________________________________________
________________________________________________________________________

Area Code and Telephone Number:
________________________________________________________________________
________________________________________________________________________

Taxpayer Identification (Social Security) Number:
________________________________________________________________________
The undersigned also presents for repurchase all uncertificated Shares that may be held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan:

____________ Yes _____________ No

(Note: If neither of these boxes is checked,
any such uncertificated Shares will not be presented for repurchase.)

Dated:__________________________ , 2007

___________________________
Signature(s)
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GUARANTEE

The undersigned, a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc., or a commercial bank or trust company having an office, branch, or agency in the United States, hereby guarantees to deliver to the Depositary certificates representing the Shares requested to be repurchased hereby, in proper form for transfer (or submits Shares pursuant to the procedures for book-entry transfer) into the Depositary's account at The Depositary Trust Company, together with (i) a properly completed and duly executed Repurchase Request Form (or facsimile thereof) with any required signature guarantees and (ii) other required documents, within three New York Stock Exchange trading days after the Repurchase Request Deadline of the Repurchase Offer.

Name of Firm: ________________________________

Address: ________________________________
________________________________
City, State, Zip Code

Area Code and Tel. No. _________________________

____________________________________________
(AUTHORIZED SIGNATURE)

Name:_______________________________________
(PLEASE PRINT)

Title:________________________________________

Dated:_______________________________ , 2007

DO NOT SEND SHARE CERTIFICATES WITH THIS FORM. YOUR SHARE CERTIFICATES MUST BE SENT WITH THE REPURCHASE REQUEST FORM.

3

Form of Letter to Brokers, Dealers, Commercial Banks, Trust Companies and other Nominees Regarding the Offer by:

TAIWAN GREATER CHINA FUND

TO REPURCHASE FOR CASH
UP TO 5% OF THE FUND'S OUTSTANDING
SHARES OF COMMON STOCK

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M.,
NEW YORK CITY TIME, ON JUNE 15, 2007
("REPURCHASE REQUEST DEADLINE")

THIS OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES
BEING SUBMITTED FOR REPURCHASE, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER TO REPURCHASE AND IN THE REPURCHASE REQUEST FORM.

May 24, 2007

To Brokers, Dealers, Commercial Banks,
Trust Companies and Other Nominees:

We are enclosing the material listed below relating to the offer of the Taiwan Greater China Fund, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company (the "Fund"), to repurchase up to 5% of the Fund's outstanding shares of common stock, par value $0.01 per share (the "Shares"), upon the terms and conditions set forth in the Offer to Repurchase dated May 24, 2007 and in the related Repurchase Request Form (which together constitute the "Repurchase Offer").

The price to be paid for each Share is an amount per Share equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the Taiwan Stock Exchange on June 29, 2007 or, if the Taiwan Stock Exchange is not open on June 29, 2007, at the opening of the New York Stock Exchange on June 29, 2007 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of net asset value per Share. The Fund has established a record date of May 14, 2007 for identifying shareholders eligible to receive Repurchase Offer materials.

We are asking you to contact your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. Please bring the Repurchase Offer to their attention as promptly as possible. No fees or commission will be payable to brokers, dealers or other persons for soliciting the submission of Shares pursuant to the Repurchase Offer. The Fund will, upon request, reimburse you for reasonable and customary mailing and handling expenses incurred by you in forwarding any of the enclosed materials to your clients. The Fund will pay all transfer taxes on its repurchase of Shares, subject to Instruction 7, "Stock Transfer Taxes," of the Repurchase Request Form. HOWEVER, WITHOLDING OR BACKUP WITHHOLDING AT UP TO A 30% RATE MAY BE REQUIRED UNLESS EITHER AN EXEMPTION IS PROVED OR THE REQUIRED TAXPAYER IDENTIFICATION INFORMATION AND CERTIFICATIONS ARE PROVIDED. SEE SECTION 14, "CERTAIN FEDERAL INCOME TAX CONSEQUENCES" OF THE OFFER TO REPURCHASE AND INSTRUCTION 11, "BACKUP WITHHOLDING TAX" AND INSTRUCTION 12, “WITHOLDING FOR NON-U.S. SHAREHOLDERS” OF THE REPURCHASE REQUEST FORM.

For your information and for forwarding to your clients, we are enclosing the following documents:

1. A letter to shareholders of the Fund from David Laux, Chairman of   the Fund;

2. The Offer to Repurchase, dated May 24, 2007;

3. The Repurchase Request Form for your use and to be provided to    your clients;

4. A Notice of Guaranteed Delivery;

5. A form of letter that may be sent to your clients for whose     accounts you hold Shares registered in your name (or in the name    of your nominee); and

6. A return envelope addressed to American Stock Transfer & Trust    Company (the "Depositary").

The Repurchase Offer is not being made to, nor will the Fund accept requests for repurchases from or on behalf of, shareholders residing in any state or other jurisdiction in which the Repurchase Offer or its acceptance would not be in compliance with the securities, Blue Sky or other applicable laws of such jurisdiction.

As described in the Fund's Offer to Repurchase under Section 6, "Procedure for Participating in the Repurchase Offer," repurchase requests may be made without the concurrent deposit of stock certificates if (1) such requests are made by or through a broker or dealer that is a member firm of a registered national securities exchange or a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch, or agency in the United States; and (2) certificates for Shares (or a confirmation of a book-entry transfer of such Shares into the Depositary's account at a Book-Entry Transfer Facility (as defined in the Repurchase Request Form)), together with a properly completed and duly executed Repurchase Request Form, and any other documents required by the Repurchase Request Form, are received by the Depositary within three New York Stock Exchange trading days after receipt by the Depositary of a properly completed and duly executed Notice of Guaranteed Delivery.

AS DESCRIBED IN THE OFFER TO REPURCHASE, IF MORE THAN 5% OF THE FUND'S OUTSTANDING SHARES ARE DULY SUBMITTED FOR REPURCHASE PRIOR TO THE REPURCHASE REQUEST DEADLINE, THE FUND WILL EITHER (1) REPURCHASE ALL OF THE ADDITIONAL SHARES SUBMITTED FOR REPURCHASE, IF THE AMOUNT OF SUCH ADDITIONAL SHARES DOES NOT EXCEED 2% OF THE FUND'S OUTSTANDING SHARES, OR (2) REPURCHASE SHARES SUBMITTED FOR REPURCHASE ON A PRO RATA BASIS, PROVIDED THAT THE FUND WILL REPURCHASE ALL SHARES FROM SHAREHOLDERS WHO OWN FEWER THAN 100 SHARES AND SUBMIT ALL OF THEIR SHARES FOR REPURCHASE. IF SUCH A SUBMISSION IS MADE BY A BROKER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE FOR BENEFICIAL OWNER(S) OF SHARES WITH RESPECT TO WHICH IT IS THE RECORD HOLDER, SUCH BROKER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE MUST REPRESENT AND WARRANT IN THE REPURCHASE REQUEST FORM THAT IT BELIEVES, BASED UPON REPRESENTATIONS MADE TO IT BY SUCH BENEFICIAL OWNER(S), THAT EACH SUCH PERSON OWNS FEWER THAN 100 SHARES.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO
WHETHER SUCH SHAREHOLDER SHOULD PARTICIPATE
IN THE REPURCHASE OFFER.

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For additional information or copies of the enclosed material, please contact The Altman Group (the "Information Agent") toll free at (800) 814-0979.

Very truly yours,

TAIWAN GREATER CHINA FUND

/s/ David Laux
David Laux
Chairman

NOTHING CONTAINED HEREIN OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON THE AGENT OF THE TAIWAN GREATER CHINA FUND, THE INFORMATION AGENT, OR THE DEPOSITARY OR AUTHORIZE YOU OR ANY OTHER PERSON TO MAKE ANY STATEMENTS OR USE ANY MATERIAL ON THEIR BEHALF WITH RESPECT TO THE OFFER, OTHER THAN THE MATERIAL ENCLOSED HEREWITH AND THE STATEMENTS SPECIFICALLY SET FORTH IN SUCH MATERIAL.

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Form of Letter to Clients of
Brokers, Dealers, Commercial Banks, Trust Companies and other Nominees
Regarding the Offer by:

TAIWAN GREATER CHINA FUND

TO REPURCHASE FOR CASH
UP TO 5% OF THE FUND'S OUTSTANDING
SHARES OF COMMON STOCK

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M.,
NEW YORK CITY TIME, ON JUNE 15, 2007
("REPURCHASE REQUEST DEADLINE")

THIS OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES
BEING SUBMITTED FOR REPURCHASE, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER TO REPURCHASE AND IN THE REPURCHASE REQUEST FORM.

May 24, 2007
To Our Clients:

Enclosed for your consideration is the Offer to Repurchase, dated May 24, 2007, of the Taiwan Greater China Fund, a Massachusetts business trust registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company (the "Fund"), and a related Repurchase Request Form (which together constitute the "Offer to Repurchase"), pursuant to which the Fund is offering to repurchase up to 5% of the Fund's outstanding shares of common stock, par value $0.01 per share (the "Shares"), upon the terms and conditions set forth in the Repurchase Offer. The Fund has established a record date of May 14, 2007 for identifying shareholders eligible to receive Repurchase Offer materials.

The Offer to Repurchase and the Repurchase Request Form are being forwarded to you for your information only and cannot be used by you to submit for repurchase Shares held by us for your account. We are the holder of record of Shares held for your account. SUBMISSION OF SUCH SHARES FOR REPURCHASE CAN BE MADE ONLY BY US AS THE HOLDER OF RECORD AND ONLY PURSUANT TO YOUR INSTRUCTIONS.

Your attention is called to the following:

(1) The repurchase price to be paid for the each Share is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the Taiwan Stock Exchange on June 29, 2007 or, if the Taiwan Stock Exchange is not open on June 29, 2007, at the opening of the New York Stock Exchange on June 29, 2007 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of the net asset value per Share. The Fund normally calculates the net asset value of its Shares each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. During the Repurchase Offer, the net asset value per Share will continue to be calculated each day on which either the Taiwan Stock Exchange or the New York Stock Exchange is open for trading. You can obtain the daily net asset value per Share and the daily New York Stock Exchange closing price of the Shares by calling the Fund’s toll free number at (800) 343-9567.

(2) The Repurchase Offer is not conditioned upon any minimum number of Shares being submitted for repurchase.

(3) If the Repurchase Offer is not suspended or postponed, the Fund will repurchase all Shares validly submitted for repurchase prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, provided that the number of Shares submitted for repurchase by all shareholders does not exceed 5% of the Fund's outstanding Shares. In the event that more than 5% of the Fund's outstanding Shares are submitted for repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by an amount not to exceed 2% of the Shares outstanding on the Repurchase Request Deadline. If the number of Shares submitted for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase Shares presented for repurchase on a pro rata basis, provided, however, that the Fund may accept all Shares submitted by shareholders who own, beneficially or of record, less than 100 Shares and who submit all of their Shares for repurchase, before prorating Shares submitted for repurchase by others.

(4) Shareholders that submit Shares for repurchase will not be obligated to pay brokerage commissions or, subject to Instruction 7, "Stock Transfer Taxes," of the Repurchase Request Form, stock transfer taxes on the repurchase of Shares by the Fund pursuant to the Repurchase Offer.

(5) Your instructions to us should be forwarded in ample time before the Repurchase Request Deadline to permit us to submit a repurchase request on your behalf. Instructions received after this date will not be honored.

If you wish to have us submit any or all of your Shares for repurchase, please so instruct us by completing, executing and returning to us the instruction form set forth below. An envelope to return your instructions to us is enclosed. If you authorize the repurchase of your Shares, all such Shares will be submitted for repurchase unless otherwise specified below. YOUR INSTRUCTIONS TO US SHOULD BE FORWARDED AS PROMPTLY AS POSSIBLE IN ORDER TO PERMIT US TO SUBMIT A REPURCHASE REQUEST ON YOUR BEHALF IN ACCORDANCE WITH THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER.

The Repurchase Offer is not being made to, nor will repurchase requests be accepted from or on behalf of, shareholders in any jurisdiction in which the making or acceptance of the Repurchase Offer would not be in compliance with the applicable law. The Fund has been advised that no Trustee or Officer of the Fund will participate in the Repurchase Offer.

NONE OF THE FUND OR ITS BOARD OF TRUSTEES IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER SUCH SHAREHOLDER SHOULD PARTICIPATE IN THE REPURCHASE OFFER.
EACH SHAREHOLDER IS URGED TO READ AND EVALUATE THE REPURCHASE OFFER AND ACCOMPANYING MATERIALS CAREFULLY.

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INSTRUCTIONS

The undersigned acknowledge(s) receipt of your letter and the enclosed Offer to Repurchase, dated May 24, 2007 relating to the Taiwan Greater China Fund (the "Fund") to repurchase up to 5% of the Fund's outstanding shares of common stock, par value $0.01 per share (the "Shares"). This will instruct you to submit the number of Shares indicated below (which are held by you for the account of the undersigned) to the Fund for repurchase, upon the terms and subject to the conditions set forth in the Offer to Repurchase that you have furnished to the undersigned.

AGGREGATE NUMBER OF SHARES TO BE SUBMITTED FOR REPURCHASE:

________ Shares

ODD LOTS

Please check the following box ONLY if Shares are being tendered by or on behalf of a person owning beneficially or of record fewer than 100 Shares in the aggregate.

☐ The undersigned is the beneficial or record owner of an aggregate of fewer than 100 Shares, all of which are being submitted for repurchase, and hereby represents that the above indicated information is true and correct as to the undersigned.

* * *
____________________________________________

____________________________________________
(SIGNATURE(S))

____________________________________________

_____________________________________________
(PLEASE PRINT NAME(S)

_____________________________________________

_____________________________________________
(ADDRESS)

_____________________________________________
(AREA CODE AND TELEPHONE NO.)

_____________________________________________
(TAXPAYER IDENTIFICATION (SOCIAL SECURITY) NUMBER)

Date: _________________________________, 2007